DEFERRED INVESTMENT FUNDS (Details Textual) (USD $)	9 Months Ended
Jul. 31, 2012
Deferred Investment Funds	$ 240,000
Chief Executive Officer [Member]
Deferred Investment Funds	50,000
Accredited Investors [Member]
Proceeds from Sale of Equity Method Investments	290,000
Mr. Moore'S [Member]
Proceeds from Sale of Equity Method Investments	$ 50,000